Note 1-Description of Business and Accounting Policies: Description of Business (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Description of Business

Description of Business

We were incorporated as a C-Corporation in the State of Nevada as IUCSS, Inc. on November 16, 2010 and we established a fiscal year end of December 31. On May 9, 2011, we changed our name to Pazoo, Inc. to take advantage of unique branding and website opportunities. We are a start-up health and wellness social community that has developed its website (www.pazoo.com) to provide information, services, and online products for improvement of everyday living. Our mission is to be 1) a leading social community offering best-in-class health and wellness products for both people and pets; and 2) an important resource for consumers and professionals with diverse information about health and wellness. We have never been party to any bankruptcy, receivership or similar proceeding, nor have we undergone any material reclassification, merger, consolidation, purchase or sale of a significant amount of assets not in the ordinary course of business. The Company is considered to be in the development stage as defined in Statement of Financial Accounting Standards No. 7 (FAS7), "Accounting and Reporting by Development Stage Enterprises". The Company has devoted substantially all of its efforts to business planning and development, as well as allocating a substantial portion of its time and resources in bringing unique product offerings to the market.